Cost of Sales and Services, Selling Expenses and Administrative Expenses - Disclosure Of Attribution Of Expenses By Nature To Their Function (Detail) - PEN (S/) S/ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of attribution of expenses by nature to their function [line items]
Medicines	S/ 272,243	S/ 298,352	S/ 541,555	S/ 583,163
Auxiliary services and clinical laboratory	23,400	18,276	45,506	39,289
Room service for inpatients	17,261	16,688	32,825	31,030
Surgery fees	56,084	56,378	111,634	109,017
Medical consultation fees	22,686	28,979	48,077	53,720
Insurance contracts	11,686	12,437	23,511	26,519
Personnel expenses	291,981	298,032	562,824	585,826
Services provided by third parties	137,701	130,781	261,853	258,283
Depreciation	35,646	36,685	70,869	73,448
Amortization	19,657	19,276	37,818	38,947
Other management charges	27,099	19,594	69,405	36,049
Tax expenses	6,497	6,857	12,370	12,856
Expenses, by nature	921,941	942,335	1,818,247	1,848,147
Cost of sales [member]
Disclosure of attribution of expenses by nature to their function [line items]
Medicines	272,243	298,352	541,555	583,163
Auxiliary services and clinical laboratory	23,400	18,276	45,506	39,289
Room service for inpatients	17,261	16,688	32,825	31,030
Surgery fees	56,084	56,378	111,634	109,017
Medical consultation fees	22,686	28,979	48,077	53,720
Insurance contracts	11,686	12,437	23,511	26,519
Personnel expenses	171,108	191,147	343,600	370,111
Services provided by third parties	47,959	36,528	79,543	72,340
Depreciation	26,629	30,276	54,912	60,785
Amortization	443	520	943	1,045
Other management charges	9,880	3,536	37,515	7,729
Tax expenses	161	7	167	10
Expenses, by nature	659,540	693,124	1,319,788	1,354,758
Selling expenses [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Medicines	0	0	0	0
Auxiliary services and clinical laboratory	0	0	0	0
Room service for inpatients	0	0	0	0
Surgery fees	0	0	0	0
Medical consultation fees	0	0	0	0
Insurance contracts	0	0	0	0
Personnel expenses	17,496	17,253	35,231	33,902
Services provided by third parties	33,553	28,614	67,488	63,156
Depreciation	459	6	464	12
Amortization	401	0	401	0
Other management charges	2,103	1,744	4,000	3,767
Tax expenses	209	35	243	66
Expenses, by nature	54,221	47,652	107,827	100,903
Administrative expenses [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Medicines	0	0	0	0
Auxiliary services and clinical laboratory	0	0	0	0
Room service for inpatients	0	0	0	0
Surgery fees	0	0	0	0
Medical consultation fees	0	0	0	0
Insurance contracts	0	0	0	0
Personnel expenses	103,377	89,632	183,993	181,813
Services provided by third parties	56,189	65,639	114,822	122,787
Depreciation	8,558	6,403	15,493	12,651
Amortization	18,813	18,756	36,474	37,902
Other management charges	15,116	14,314	27,890	24,553
Tax expenses	6,127	6,815	11,960	12,780
Expenses, by nature	S/ 208,180	S/ 201,559	S/ 390,632	S/ 392,486